STATEMENTS OF ASSETS AND LIABILITIES June 30, 2001 (Unaudited)

                                                                                   LARGE CAP      INTERNATIONAL     TECHNOLOGY
                                                                            GROWTH PORTFOLIO          PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments in securities, at value (cost $3,052,088, $4,568,487,
  $2,315,077, $1,100,258, and $1,003,536)                                         $2,720,024         $4,328,728     $2,151,276

Foreign currency, at value (cost $0,$2,178, $0, $0, and $0)                               --              2,178             --

Cash in bank on demand deposit                                                            30                 --            105

Foreign withholding tax reclaim receivable                                                --              3,568             --

Receivable for investment securities sold                                                 --                 --         27,008

Dividends and interest receivable                                                      1,393              3,187            719

Receivable from advisor                                                                9,090              5,488          4,998
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       2,730,537          4,343,149      2,184,106
==================================================================================================================================
LIABILITIES:

Payable for investment securities purchased                                           94,741                 --         62,061

Accrued expenses                                                                      19,069             23,841         14,222
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                    113,810             23,841         76,283
==================================================================================================================================
NET ASSETS                                                                        $2,616,727         $4,319,308     $2,107,823
==================================================================================================================================
COMPOSITION OF NET ASSETS:

Portfolio Capital - Class IA (unlimited number of shares authorized) based
  on 408,290; 629,657; 590,674; 127,222; and 111,141 outstanding shares           $3,422,234         $5,470,233     $3,698,428

Portfolio Capital - Class IB (unlimited number of shares authorized) based
  on 112; 0; 0; 2,526; and 0 outstanding shares                                          895                 --             --

Accumulated net investment income (loss)                                               1,753              9,725         (1,050)

Accumulated net realized loss on investments                                        (476,091)          (920,728)    (1,425,754)

Net unrealized appreciation (depreciation) of investments                           (332,064)          (239,759)      (163,801)

Net unrealized depreciation of forward foreign currency contracts, foreign
  currency, and translation of other assets and liabilities in foreign currency           --               (163)            --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $2,616,727         $4,319,308     $2,107,823
==================================================================================================================================
Net asset value and offering price per share:

  Class IA                                                                        $     6.41         $     6.86     $     3.57

  Class IB                                                                        $     6.40         $       --     $       --
==================================================================================================================================

See also Notes to Financial Statements.

                                                                                            MID CAP          SMALL CAP
                                                                                   GROWTH PORTFOLIO   GROWTH PORTFOLIO
 -----------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments in securities, at value (cost $3,052,088, $4,568,487,
 $2,315,077, $1,100,258, and $1,003,536)                                                 $1,148,451         $1,096,013

Foreign currency, at value (cost $0,$2,178, $0, $0, and $0)                                      --                 --

Cash in bank on demand deposit                                                                   --                 --

Foreign withholding tax reclaim receivable                                                       --                 --

Receivable for investment securities sold                                                    13,371             23,234

Dividends and interest receivable                                                               476                188

Receivable from advisor                                                                      10,732              5,518
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                              1,173,030          1,124,953
========================================================================================================================
LIABILITIES:

Payable for investment securities purchased                                                  19,087             24,833

Accrued expenses                                                                             10,631              5,510
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                            29,718             30,343
========================================================================================================================
NET ASSETS                                                                               $1,143,312         $1,094,610
========================================================================================================================
COMPOSITION OF NET ASSETS:

Portfolio Capital - Class IA (unlimited number of shares authorized) based
  on 408,290; 629,657; 590,674; 127,222; and 111,141 outstanding shares                  $1,239,011         $1,110,545

Portfolio Capital - Class IB (unlimited number of shares authorized) based
  on 112; 0; 0; 2,526; and 0 outstanding shares                                              22,136                 --

Accumulated net investment income (loss)                                                       (288)            (1,252)

Accumulated net realized loss on investments                                               (165,740)          (107,160)

Net unrealized appreciation (depreciation) of investments                                    48,193             92,477

Net unrealized depreciation of forward foreign currency contracts, foreign
  currency, and translation of other assets and liabilities in foreign currency                  --                 --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $1,143,312         $1,094,610
========================================================================================================================
Net asset value and offering price per share:

  Class IA                                                                               $     8.81        $      9.85

  Class IB                                                                               $     8.81        $        --
=======================================================================================================================

STATEMENTS OF OPERATIONS For the six months ended June 30, 2001, except as indicated (Unaudited)

                                                      LARGE CAP INTERNATIONAL   TECHNOLOGY             MID CAP             SMALL CAP
                                               GROWTH PORTFOLIO     PORTFOLIO    PORTFOLIO GROWTH PORTFOLIO(a)   GROWTH PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                              $      94+    $     128    $     270+          $      --             $     --

Dividends                                                10,600        48,215        6,317               3,936                3,269

Less: Foreign taxes withheld                                 --        (3,878)          --                  --                   --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                  10,694        44,465        6,587               3,936                3,269
====================================================================================================================================
EXPENSES:

Investment management fees                                7,463        24,061        5,940               3,284                3,516

Administration fees                                      24,794        24,794       24,794              24,384               24,384

Custodian fees                                              320         4,397          255                 141                  151

Distribution fees - Class IB                                  2            --           --                   2                   --

Professional fees                                         2,514         2,514        2,527               2,439                2,439

Directors' fees                                             347           347          347                 342                  342

Transfer agent fees                                       9,173         9,173        9,173               9,021                9,021

Reports to shareholders                                   2,109         3,800        1,677                 938                1,005

Other                                                       107           194           84                  47                   49
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                           46,829        69,280       44,797              40,598               40,907

Less investment management fee waiver                    (7,463)       (9,625)      (5,940)             (3,284)              (3,516)

Less Class IA reimbursement                             (30,409)      (33,670)     (31,220)            (33,023)             (32,870)

Less Class IB reimbursement                                 (16)           --           --                 (67)                  --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                        8,941        25,985        7,637               4,224                4,521
====================================================================================================================================
TOTAL NET INVESTMENT INCOME (LOSS)                        1,753        18,480       (1,050)               (288)              (1,252)
====================================================================================================================================
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS -- NET:

Net realized loss on investments                       (408,235)     (317,389)    (964,189)           (165,740)            (107,160)

Net realized loss on forward foreign currency
  contracts and foreign currency transactions                --        (3,820)          --                  --                   --

Net change in unrealized appreciation or depreciation
  of investments                                       (118,781)     (299,827)     222,584              48,193               92,477

Net change in unrealized depreciation of forward
  foreign currency contracts, foreign currency,
  and translation of other assets and liabilities in
  foreign currency                                           --        (8,944)          --                  --                   --
------------------------------------------------------------------------------------------------------------------------------------
Net loss on investments and foreign currency
  transactions                                         (527,016)     (629,980)    (741,605)           (117,547)             (14,683)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $(525,263)    $(611,500)   $(742,655)          $(117,835)            $(15,935)
====================================================================================================================================

+Includes income from the securities lending program. See Notes to Financial Statements for additional information.

(a)Portfolio commenced operations on January 4, 2001.

See also Notes to Financial Statements.

                 (This page has been left blank intentionally.)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                LARGE CAP GROWTH PORTFOLIO(a)    INTERNATIONAL PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------------
                                                                        1/1/01        4/28/00         1/1/01         4/28/00
                                                                            to             to             to              to
                                                                       6/30/01       12/31/00        6/30/01        12/31/00
------------------------------------------------------------------------------------------------------------------------------
                                                                    (unaudited)                   (unaudited)
OPERATIONS:

Net investment income (loss)                                        $    1,753     $     (574)    $   18,480     $   (1,272)

Net realized loss on investments                                      (408,235)       (67,856)      (317,389)      (599,519)

Net realized loss on forward foreign currency
 contracts and foreign currency transactions                                --             --         (3,820)       (32,324)

Net change in unrealized appreciation or depreciation
 on investments                                                       (118,781)      (213,283)      (299,827)        60,068

Net change in unrealized appreciation or depreciation on
 forward foreign currency contracts, foreign currency, and
 translation of other assets and liabilities in
 foreign currency                                                           --             --         (8,944)         8,781
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  (525,263)      (281,713)      (611,500)      (564,266)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS: Class IA(c):

    Proceeds from sales                                              1,568,124      1,884,227      1,588,726      3,966,904

    Payments for redemptions                                           (26,901)        (2,642)       (54,371)        (6,185)
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class IA transactions                    1,541,223      1,881,585      1,534,355      3,960,719
------------------------------------------------------------------------------------------------------------------------------
Class IB(d):

    Proceeds from sales                                                  9,184             --             --             --

    Payments for redemptions                                            (8,289)            --             --             --
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class IB transactions                          895             --             --             --
------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     1,542,118      1,881,585      1,534,355      3,960,719
==============================================================================================================================
TOTAL INCREASE IN NET ASSETS                                         1,016,855      1,599,872        922,855      3,396,453
==============================================================================================================================
NET ASSETS:

Beginning of period                                                  1,599,872             --      3,396,453             --
------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $2,616,727     $1,599,872     $4,319,308     $3,396,453
==============================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS)                            $    1,753     $       --     $    9,725     $   (8,755)
==============================================================================================================================
SHARE TRANSACTIONS:

Class IA(c):

    Shares issued                                                      219,564        193,454        217,768        420,463

    Shares redeemed                                                     (4,458)          (270)        (7,761)          (813)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS IA TRANSACTIONS                                            215,106        193,184        210,007        419,650
==============================================================================================================================
Class IB(d):

    Shares issued                                                        1,333             --             --             --

    Shares redeemed                                                     (1,221)            --             --             --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS IB TRANSACTIONS                                                112             --             --             --
==============================================================================================================================
NET INCREASE IN CAPITAL SHARES                                         215,218        193,184        210,007        419,650
==============================================================================================================================

(a)Portfolio commenced operations on April 28, 2000.
(b)Portfolio commenced operations on January 4, 2001.
(c)Effective May 1, 2001 the existing shares were renamed Class IA.
(d)Class IB commenced operations on May 3, 2001.

See also Notes to Financial Statements.

                                                                                                        MID CAP           SMALL CAP
                                                                 TECHNOLOGY PORTFOLIO(a)     GROWTH PORTFOLIO(b) GROWTH PORTFOLIO(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1/1/01        4/28/00              1/4/01              1/4/01
                                                                          to             to                  to                  to
                                                                     6/30/01       12/31/00             6/30/01             6/30/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (unaudited)                        (unaudited)         (unaudited)
OPERATIONS:

Net investment income (loss)                                      $   (1,050)    $   (1,554)         $     (288)         $   (1,252)

Net realized loss on investments                                    (964,189)      (461,565)           (165,740)           (107,160)

Net realized loss on forward foreign currency
 contracts and foreign currency transactions                              --             --                  --                  --

Net change in unrealized appreciation or depreciation
 on investments                                                      222,584       (386,385)             48,193              92,477

Net change in unrealized appreciation or depreciation on
 forward foreign currency contracts, foreign currency, and
 translation of other assets and liabilities in
 foreign currency                                                         --             --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                (742,655)      (849,504)           (117,835)            (15,935)
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS: Class IA(c):

    Proceeds from sales                                            1,413,315      2,298,966           1,260,643           1,130,987

    Payments for redemptions                                          (9,403)        (2,896)            (21,632)            (20,442)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class IA transactions                  1,403,912      2,296,070           1,239,011           1,110,545
------------------------------------------------------------------------------------------------------------------------------------
Class IB(d):

    Proceeds from sales                                                   --             --              31,315                  --

    Payments for redemptions                                              --             --              (9,179)                 --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class IB transactions                         --             --              22,136                  --
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                   1,403,912      2,296,070           1,261,147           1,110,545
====================================================================================================================================
TOTAL INCREASE IN NET ASSETS                                         661,257      1,446,566           1,143,312           1,094,610
====================================================================================================================================
NET ASSETS:

Beginning of period                                                1,446,566             --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                     $2,107,823     $1,446,566          $1,143,312          $1,094,610
====================================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS)                          $   (1,050)    $       --          $     (288)         $   (1,252)
====================================================================================================================================
SHARE TRANSACTIONS:

Class IA(c):

    Shares issued                                                    343,481        250,303             129,746             113,369

    Shares redeemed                                                   (2,793)          (317)             (2,524)             (2,228)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS IA TRANSACTIONS                                          340,688        249,986             127,222             111,141
====================================================================================================================================
Class IB(d):
    Shares issued                                                         --             --               3,546                  --
    Shares redeemed                                                       --             --              (1,020)                 --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS IB TRANSACTIONS                                               --             --               2,526                  --
====================================================================================================================================
NET INCREASE IN CAPITAL SHARES                                       340,688        249,986             129,748             111,141
====================================================================================================================================

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended December 31, unless otherwise indicated.

                                                                LARGE CAP GROWTH PORTFOLIO              INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                  CLASS IA*             CLASS IB              CLASS IA*
---------------------------------------------------------------------------------------------------------------------------------
                                                             2001(a)       2000(b)        2001(c)         2001(a)       2000(b)
---------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)                  (unaudited)     (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                        $  8.28       $ 10.00       $   7.07        $   8.09      $  10.00
=================================================================================================================================
INVESTMENT OPERATIONS

Net investment income (loss)                                     --            --             --            0.04            --

Net realized and unrealized loss on investments and
  foreign currency                                            (1.87)        (1.72)         (0.67)          (1.27)        (1.91)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (1.87)        (1.72)         (0.67)          (1.23)        (1.91)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  6.41       $  8.28       $   6.40        $   6.86      $   8.09
=================================================================================================================================
Total Return+                                                (22.58)%      (17.20)%        (9.48)%        (15.20)%      (19.10)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000)                             $ 2,616       $ 1,600       $   1           $  4,319      $  3,396

Ratio of expenses to average net assets                        0.80%         0.80%          1.05%           1.35%         1.35%

Ratio of net investment income (loss) to average net assets    0.20%        (0.07)%        (0.05)%          0.96%        (0.07)%

Ratio of expenses to average net assets, excluding
  waivers and reimbursements(e)                                4.39%         9.26%          4.07%           3.60%         5.23%

Ratio of net investment loss to average net assets,
  excluding waivers and reimbursements(e)                     (3.43)%       (8.53)%        (3.07)%         (1.29)%       (3.95)%

Portfolio turnover rate                                          42%           30%            42%             33%           64%
=================================================================================================================================

*Effective May 1, 2001 the existing shares were renamed Class IA.
+Returns are for the period indicated and have not been annualized.
(a) For the six months ended June 30. All ratios for the period have been annualized.
(b) Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized.
(c) Class IB shares have been offered since May 3, 2001. All ratios for the period have been annualized.
(d) Portfolio commenced operations on January 4, 2001. All ratios for the period have been annualized.
(e) During the period certain fees were voluntarily reimbursed or reduced. If such voluntary reimbursements and fee reductions had not occurred, the ratios would have been as indicated.

See also Notes to Financial Statements.

                                                                                                                      SMALL CAP
                                                             TECHNOLOGY PORTFOLIO       MID CAP GROWTH PORTFOLIO   GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                  CLASS IA*             CLASS IA*    CLASS IB         CLASS IA*
------------------------------------------------------------------------------------------------------------------------------------
                                                               2001(a)       2000(b)       2001(d)      2001(c)          2001(d)
------------------------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)                 (unaudited)   unaudited)       unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  5.79       $ 10.00        $10.00       $ 9.23          $ 10.00
====================================================================================================================================
INVESTMENT OPERATIONS

Net investment income (loss)                                       --         (0.01)           --           --               --

Net realized and unrealized loss on investments and
  foreign currency                                              (2.22)        (4.20)        (1.19)       (0.42)           (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                (2.22)        (4.21)        (1.19)       (0.42)           (0.15)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  3.57       $  5.79        $ 8.81       $ 8.81          $  9.85
====================================================================================================================================
Total Return+                                                  (38.34)%      (42.10)%      (11.90)%      (4.55)%          (1.50)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000)                               $ 2,108       $ 1,447        $1,121       $   22          $ 1,095

Ratio of expenses to average net assets                          0.90%         0.90%         0.90%        1.12%            0.90%

Ratio of net investment income (loss) to average net assets     (0.12)%       (0.18)%       (0.06)%      (0.44)%          (0.25)%

Ratio of expenses to average net assets, excluding
  waivers and reimbursements(e)                                  5.28%         8.88%         8.65%        8.56%            8.14%

Ratio of net investment loss to average net assets,
  excluding waivers and reimbursements(e)                       (4.50)%       (8.16)%       (7.81)%      (7.88)%          (7.49)%

Portfolio turnover rate                                           161%          149%          149%         149%             130%
====================================================================================================================================

NOTES TO FINANCIAL STATEMENTS June 30, 2001 (Unaudited)

1 - Organization

    First American Insurance Portfolios, Inc. (FAIP) is registered with the Securities and Exchange Commission as a registered investment company under the Investment Company Act of 1940, as amended. FAIP was incorporated in the State of Minnesota on August 27, 1999. FAIP is organized as a series investment company and currently issues its shares in five series (individually "Portfolio", collectively "Portfolios"). Each series represents a separate investment portfolio with its own investment objectives and policies. The Large Cap Growth Portfolio, International Portfolio, Mid Cap Growth Portfolio and Small Cap Growth Portfolio are each diversified open-end management investment companies. The Technology Portfolio is a non-diversified open-end management investment company. Non-diversified Portfolios may invest a large component of net assets in investments of relatively few issuers and relatively narrow market segments. The Large Cap Growth Portfolio, International Portfolio and Technology Portfolio commenced operations on April 28, 2000. The Mid Cap Growth Portfolio and Small Cap Growth Portfolio commenced operations on January 4, 2001.

    FAIP offers Class IA shares. Large Cap Growth Portfolio and Mid Cap Growth Portfolio also offer Class IB shares. Class IA and Class IB shares are identical in all respects, except that Class IB shares of the Portfolios may pay a Rule 12b-1 fee of up to 0.25% to the Portfolio's distributor.

    Shares of the Portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for variable annuity contracts or variable life insurance policies. The Portfolios' prospectus provides additional descriptions of each Portfolio's investment objectives, policies and strategies.

2 - Summary of Significant Accounting Policies

    SECURITY VALUATION -- Security valuations for FAIP portfolio investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- The Portfolios record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from the Portfolios' net investment income and distributions from the Portfolios' net realized capital gains, if any, are declared and distributed at least annually.

    FEDERAL TAXES -- Each Portfolio is treated as a separate taxable entity. Each Portfolio intends to fulfill the requirements of Subchapter M and to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

    Because shares of the Portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the Portfolios from net investment income and distributions, if any, of net realized capital gains will be taxable to the participating insurance company.

    FOREIGN CURRENCY TRANSLATION -- The books and records of the International Portfolio are maintained in U.S. dollars on the following basis:

    - market value of investment securities, assets and liabilities at the current rate of exchange; and

    - purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The International Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

    The International Portfolio reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

    FORWARD FOREIGN CURRENCY CONTRACTS -- The International Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts is not recorded as the International Portfolio intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Portfolio realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

    EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative average net assets or some other appropriate basis.

    USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

    SECURITIES LENDING -- In order to generate additional income, a Portfolio may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. Each Portfolio's policy is to maintain collateral in the form of cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of such collateral equal to at least 100% of the value of securities loaned. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. The collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Directors and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 2001, the Portfolios had no securities out on loan.

    U.S. Bank National Association ("U.S. Bank") acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Portfolios. Fees generated for the six months ended June 30, 2001, from the Portfolios for securities lending were as follows:

    ----------------------------------------------------------
    Large Cap Growth Portfolio                            $ 60
    Technology Portfolio                                   171
    ----------------------------------------------------------

3 - Fees and Expenses

    ADVISOR FEES -- Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank and successor to, First American Asset Management, manages each Portfolio's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each portfolio to pay the Advisor a monthly fee based upon average daily net assets at the annual rates set forth in the following table:

                                             ADVISORY FEE
    -----------------------------------------------------
    Large Cap Growth Portfolio                  0.70%
    International Portfolio                     1.25%
    Technology Portfolio                        0.70%
    Mid Cap Growth Portfolio                    0.70%
    Small Cap Growth Portfolio                  0.70%
    -----------------------------------------------------

    The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Portfolio from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Portfolios from time to time, at its discretion, while retaining the ability to be reimbursed by the Portfolios for such amounts prior to the end of the fiscal year.

    SUB-ADVISOR FEES -- Marvin & Palmer Associates, Inc. serves as Sub-Advisor to the International Portfolio, pursuant to a Sub-Advisory Agreement with the Advisor, and is responsible for the investment and reinvestment of the International Portfolio's assets. For its services to the International Portfolio, Marvin & Palmer is paid a monthly fee by the Advisor at the annual rate of the average daily net assets as follows:

    AVERAGE DAILY NET ASSETS                 SUB-ADVISORY FEE
    ---------------------------------------------------------
    On the first $100 million                   0.75%
    $100 million up to $300 million             0.50%
    $300 million up to $500 million             0.45%
    In excess of $500 million                   0.40%
    ---------------------------------------------------------

    The Board of Directors recently approved Clay Finlay, Inc. as the new Sub-Advisor for the International Portfolio. Effective July 1, 2001, Clay Finlay began acting as the Portfolio's interim Sub-Advisor until shareholder approval is obtained.

    ADMINISTRATION FEES -- Pursuant to an administration agreement, U.S. Bank also serves as the administrator (the "Administrator"). The Administrator is compensated to provide, or compensate other entities to provide, various services to the Portfolios. These services include, but are not limited to the following: various legal, oversight and administration services, accounting services, transfer agency and dividend disbursing services and shareholder services. The Portfolios pay the Administrator at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds equal to each Portfolio's pro rata share of an amount equal to 0.07% of the average daily net assets up to $8 billion, and 0.05% of average daily net assets over $8 billion. Each Portfolio is subject to a $50,000 minimum charge per year. In addition, each Portfolio pays to the Administrator annual fees of $18,500 for transfer agent services.

    CUSTODIAN FEES -- Through a separate contract agreement, U.S. Bank serves as the custodian (the "Custodian"). All cash and all of the investments of the Portfolios are held by the Custodian or, for the International Portfolio, by a sub-custodian. The fee for each Portfolio is equal to an annual rate of 0.03% (0.10% in the case of the International Portfolio) of such Portfolio's average daily net assets. All fees are computed daily and paid monthly. In addition, the International Portfolio pays any sub-custodian fees. The Custodian is also reimbursed for any out-of-pocket expenses incurred while providing services to the Portfolios.

    OTHER FEES -- In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Portfolio is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

4 - Investment Security Transactions

    During the six months ended June 30, 2001, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                              LONG-TERM SECURITIES
                                         PURCHASES               SALES
    --------------------------------------------------------------------
    Large Cap Growth Portfolio          $2,283,716            $  835,751
    International Portfolio              2,575,350             1,132,892
    Technology Portfolio                 4,100,043             2,451,959
    Mid Cap Growth Portfolio             2,402,407             1,290,390
    Small Cap Growth Portfolio           2,317,823             1,237,534
    --------------------------------------------------------------------

5 - Forward Foreign Currency Contracts

    The International Portfolio may enter into forward foreign currency exchange contracts as hedges against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the portfolio's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

    Open foreign currency exchange contracts obligate the Portfolio to deliver and receive currencies at specified future dates. The unrealized appreciation (depreciation), if any, on these contracts is included in the accompanying financial statements. As of June 30, 2001, the Portfolio had no forward foreign currency contracts outstanding.

6 - Federal Income Tax Information

    As of December 31, 2000, for federal income tax purposes, the following Portfolios have capital loss carryforwards available to offset future capital gains, if any:

                                                        EXPIRATION
                                     AMOUNT                   DATE
    --------------------------------------------------------------
    Large Cap Growth Portfolio     $ 55,908                2008
    International Portfolio         599,519                2008
    Technology Portfolio            322,271                2008
    --------------------------------------------------------------

    Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment. Temporary differences do not require reclassification.

7 - Parent Company Acquisition

    On October 4, 2000, U.S. Bancorp, the parent company of the Portfolios' Advisor, announced that it had entered into an agreement to be acquired by Firstar Corporation. On February 27, 2001, this acquisition became effective. The new company is named U.S. Bancorp.

SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

Large Cap Growth Portfolio

                                                                   MARKET
SHARES       SECURITY DESCRIPTION                                   VALUE
----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
COMMON STOCKS - 93.1%:
             CAPITAL GOODS - 6.6%
2,360        General Electric Co.                              $  115,050
  510        Minnesota Mining & Manufacturing Co.                  58,191
  ---                                                           ---------
                                                                  173,241
                                                                ---------
             CONSUMER DISCRETIONARY - 8.2%
  350        Best Buy Co.*                                         22,232
1,100        Home Depot, Inc.                                      51,205
  600        Kohl's Corp.*                                         37,638
  370        Omnicom Group, Inc.                                   31,820
1,470        Wal-Mart Stores, Inc.                                 71,736
                                                                ---------
                                                                  214,631
                                                                ---------
             CONSUMER STAPLES - 7.6%
2,010        AOL Time Warner, Inc.*                               106,530
  960        Cox Communications, Inc. Class A*                     42,528
  700        Kraft Foods, Inc. Class A*                            21,700
  840        Walgreen Co.                                          28,686
                                                                ---------
                                                                  199,444
                                                                ---------
             ENERGY - 6.3%
1,410        Mirant Corp.*                                         48,504
  820        Nabors Industries, Inc.*                              30,504
  770        Schlumberger Ltd.                                     40,541
1,080        Transocean Sedco Forex, Inc.                          44,550
                                                                ---------
                                                                  164,099
                                                                ---------
             FINANCIALS - 7.4%
1,060        American Express Co.                                  41,128
  545        American International Group, Inc.                    46,870
1,466        Citigroup, Inc.                                       77,463
  160        Morgan Stanley Dean Witter & Co.                      10,277
1,210        Schwab (Charles) Corp.                                18,513
                                                                ---------
                                                                  194,251
                                                                ---------
             HEALTH CARE - 17.6%
  420        Amgen, Inc.*                                          25,486
1,010        Bristol-Myers Squibb Co.                              52,823
  920        Eli Lilly & Co.                                       68,080
  910        Genentech, Inc.*                                      50,141
1,140        Johnson & Johnson, Inc.                               57,000
1,230        Medtronic, Inc.                                       56,592
  960        Merck & Co., Inc.                                     61,354
2,250        Pfizer, Inc.                                          90,112
                                                                ---------
                                                                  461,588
                                                                ---------

             INFORMATION TECHNOLOGY - 28.9%
  470        Applied Materials, Inc.*                          $   23,077
  330        Applied Micro Circuits Corp.*                          5,676
  690        Automatic Data Processing, Inc.                       34,293
  890        BEA Systems, Inc.*                                    27,332
  320        Brocade Communications Systems, Inc.*                 14,077
  300        CIENA Corp.*                                          11,400
4,940        Cisco Systems, Inc.*                                  89,908
1,440        Dell Computer Corp.*                                  37,656
1,240        EMC Corp.*                                            36,022
2,570        Intel Corp.                                           75,173
  360        Juniper Networks, Inc.*                               11,196
  190        Linear Technology Corp.                                8,402
  620        Micron Technology, Inc.*                              25,482
1,750        Microsoft Corp.*                                     127,749
1,120        Nokia Corp. ADR                                       24,685
1,550        Nortel Networks Corp. ADR                             14,090
2,230        Oracle Corp.*                                         42,370
  480        QUALCOMM, Inc.*                                       28,070
  490        Siebel Systems, Inc.*                                 22,981
1,300        Sun Microsystems, Inc.*                               20,436
1,060        Texas Instruments, Inc.                               33,390
  320        VeriSign, Inc.*                                       19,203
  190        VERITAS Software Corp.*                               12,641
  260        Xilinx, Inc.*                                         10,722
                                                                ---------
                                                                  756,031
                                                                ---------
             MATERIALS - 1.4%
  860        Ecolab, Inc.                                          35,234

             TELECOMMUNICATION SERVICES - 4.4%
1,900        Nextel Communications, Inc. Class A*                  33,250
1,110        Qwest Communications International, Inc.              35,376
1,670        Sprint Corp. (PCS Group)*                             40,330
3,080        XO Communications, Inc. Class A*                       5,914
                                                                ---------
                                                                  114,870
                                                                ---------
             TRANSPORTATION - 2.8%
1,815        Southwest Airlines Co.                                33,559
  700        United Parcel Service, Inc. Class B                   40,460
                                                                ---------
                                                                   74,019
                                                                ---------
             UTILITIES - 1.9%
1,020        Enron Corp.                                           49,980
                                                                ---------
TOTAL COMMON STOCKS (COST $2,769,452)                           2,437,388
                                                                ---------
RELATED PARTY MONEY MARKET FUND - 10.8%
282,636      First American Prime Obligations Fund (Cost
             $282,636) (b)                                        282,636
                                                               ----------
TOTAL INVESTMENTS IN SECURITIES (COST $3,052,088) (a)          $2,720,024
                                                               ----------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation               $ 103,166
   Unrealized depreciation                (435,230)
                                       -----------
   Net unrealized depreciation           $(332,064)
                                       -----------

(b) This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., which also serves as advisor for this portfolio. See also Notes to Financial Statements.

*Denotes a non-income producing security.
ADR American Depositary Receipt

International Portfolio

                                                                   MARKET
SHARES       SECURITY DESCRIPTION                                   VALUE
---------------------------------------------------------------------------
   (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

FOREIGN COMMON STOCKS - 90.0%
             AUSTRALIA - 1.8%
  7,456      BHP Billiton*                                     $   40,524
  7,000      Broken Hill Proprietary Co.                           37,119
                                                               ----------
                                                                   77,643
                                                               ----------
             DENMARK - 1.5%
  1,500      Novo Nordisk A/S                                      66,412
                                                               ----------
             FRANCE - 13.8%
  1,700      Aventis SA                                           136,283
    500      L'Oreal SA                                            32,411
  2,200      Alstom                                                61,457
  1,700      Sanofi-Synthelabo SA                                 112,004
  3,100      STMicroelectronics NV                                108,051
    800      Total Fina Elf SA                                    112,488
    600      Vivendi Universal                                     35,119
                                                               ----------
                                                                  597,813
                                                               ----------
             GERMANY - 4.1%
  1,200      BASF                                                  47,233
    600      Dem Bayer AG                                          23,463
    700      Deutsche Bank AG                                      50,225
    200      Muenchener AG                                         56,364
                                                               ----------
                                                                  177,285
                                                               ----------
             HONG KONG - 5.9%
  3,000      Cheung Kong Holdings Ltd.                             32,693
 13,000      Cnooc Ltd.                                            12,334
  5,600      HSBC Holdings PLC                                     66,232
200,000      Petrochina Co. Ltd.                                   41,539
  8,000      Sun Hung Kai Properties                               72,054
 14,000      The Wharf                                             29,257
                                                               ----------
                                                                  254,109
                                                               ----------
             IRELAND - 4.0%
  7,000      Allied Irish Banks PLC                                79,444
  1,500      Elan Corp. PLC ADR                                    91,500
                                                               ----------
                                                                  170,944
                                                               ----------
             JAPAN - 18.5%
  2,000      Canon                                                 80,821
  2,000      Fuji Photo Film Ltd.                                  86,273
  6,000      Hitachi Ltd.                                          58,932
  3,000      Honda Motor                                          131,815
  1,000      Kao Corp.                                             24,856
  7,000      Nikko Securities Co. Ltd.                             56,070
  3,000      Nomura Securities Co. Ltd.                            57,488
      3      NTT DoCoMo, Inc.                                      52,197
  4,000      Sharp                                                 54,522
  2,000      Takeda Chemical Industries Ltd.                       93,008
  4,000      Tokyo Electric Power                                 103,593
                                                               ----------
                                                                  799,575
                                                               ----------
             NETHERLANDS - 13.2%
  4,100      ASM Lithography Holding NV                            92,331
  2,625      Heineken NV                                          106,290
  1,800      Ing Groep NV                                         118,133
  2,800      Koninklijke Ahold NV                                  88,073
  2,500      Royal Dutch Petroleum Co.                            144,478
    800      Wolters Kluwer CVA                                    21,593
                                                               ----------
                                                                  570,898
                                                               ----------
             NORWAY - 1.4%
  1,400      Norsk Hydro AS                                        59,414
                                                               ----------
             PORTUGAL - 1.0%
  5,500      Portugal Telecom SA                                   38,528
  5,500      Portugal Telecom, SA Bonus Rights*                       748
                                                               ----------
                                                                   39,276
                                                               ----------
             SWEDEN - 0.9%
  2,200      Securitas AB                                          38,596
                                                               ----------

             SWITZERLAND - 9.3%
             300 Credit Suisse Group                           $   49,437
             220 Nestle SA                                         46,866
  3,700      Novartis AG                                          134,220
     50      Serono SA                                             49,716
     30      Swiss Re                                              60,094
    430      UBS AG*                                               61,747
                                                               ----------
                                                                  402,080
                                                               ----------
             UNITED KINGDOM - 14.6%
  2,600      Amvescap PLC                                          45,188
  1,600      Barclays PLC                                          49,321
 10,200      BP Amoco PLC                                          84,379
  6,100      Diageo PLC                                            67,254
  5,500      Glaxosmithkline PLC                                  155,139
 12,800      Kingfisher PLC                                        70,063
  2,800      Reckitt Benckiser PLC                                 40,580
 34,800      Vodafone Group PLC                                    77,327
    900      Zeneca Group PLC                                      42,098
                                                               ----------
                                                                  631,349
                                                               ----------
TOTAL FOREIGN COMMON STOCKS (COST $4,125,153)                   3,885,394
                                                               ----------

RELATED PARTY MONEY MARKET FUND  -- 10.3%
443,334      First American Prime Obligations Fund (Cost
             $443,334) (b)                                        443,334
                                                               ----------
TOTAL INVESTMENTS IN SECURITIES (COST  $4,568,487) (a)         $4,328,728
                                                               ----------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of Securities as follows:

   Unrealized appreciation                  $ 101,380
   Unrealized depreciation                   (341,139)
                                            ----------
   Net unrealized depreciation              $(239,759)
                                            ----------

(b) This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., which also serves as advisor for this portfolio. See also Notes to Financial Statements.

*Denotes a non-income producing security.
ADR       American Depositary Receipt
AG        Aktiegesellschaft (German Corp.)
A/S       Limited
CVA       Certification Van Azndel
NV        Naamloze Vennootschap (Dutch or
          French Corp.)
PLC       Public Limited Corp. (British)
SA        Sociedad Anonyme (French or Swiss
          Corp.)
SPA       Societa per Azioni (Italian Corp.)


DIVERSIFICATION BY INDUSTRY:                        PERCENT OF            MARKET
                                               TOTAL NET ASSETS           VALUE
       -------------------------------------------------------------------------
       Appliances & Household Products                   1.3%         $   54,522
       Automotive                                        3.0             131,815
       Banking                                           5.7             245,223
       Beverages                                         1.6              67,254
       Brewery                                           2.4             106,290
       Business Equipment & Services                     0.7              29,257
       Cellular Telecommunications                       1.8              77,327
       Chemicals                                         3.8             163,705
       Computer Equipment                                2.1              92,331
       Cosmetics/Personal Care                           0.6              24,856
       Drugs                                             1.5              66,412
       Electric Utility                                  2.4             103,592
       Electronic Components/Instruments                 3.9             166,983
       Energy                                            5.9             256,967
       Financial Services                                7.6             326,316
       Food                                              3.1             134,939
       Health & Personal Care                            1.9              82,127
       Household Products                                0.9              40,580
       Industrial                                        0.8              35,119
       Insurance                                         2.7             116,457
       Manufacturing                                     5.3             228,551
       Medical - Drugs                                   7.2             312,603
       Minerals                                          1.8              77,643
       Oil & Gas                                         4.6             197,666
       Pharmaceuticals                                   8.3             358,642
       Publishing & Printing                             0.5              21,593
       Real Estate                                       2.4             104,746
       Retail - General Merchandise                      1.6              70,063
       Security Services                                 0.9              38,596
       Telecommunications                                2.3              91,472
       Tobacco                                           1.4              61,747
       -------------------------------------------------------------------------
       Total Foreign Common Stocks                      90.0%         $3,885,394
       =========================================================================

See also Notes to Financial Statements.

Technology Portfolio

                                                                         MARKET
SHARES       SECURITY DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------
      (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
COMMON STOCKS - 98.2%
             CAPITAL GOODS - 3.1%
    980      Sony Corp. ADR                                          $   64,484
                                                                     ----------

             COMMUNICATION SERVICES - 7.6%
    100      AirGate PCS, Inc.*                                           5,200
    980      Allegiance Telecom, Inc.*                                   14,690
  2,950      Global Crossing Ltd.*                                       25,488
  1,260      Qwest Communications International, Inc.                    40,156
    940      Sprint Corp. (PCS Group)*                                   22,701
    890      Time Warner Telecom, Inc. Class A*                          29,833
    200      Triton PCS Holdings, Inc. Class A*                           8,200
  7,330      XO Communications, Inc. Class A*                            14,074
                                                                     ----------
                                                                        160,342
                                                                     ----------
             COMMUNICATIONS EQUIPMENT - 18.1%
    950      Advanced Fibre Communication, Inc.*                         19,950
  1,360      Aeroflex, Inc.*                                             14,280
    670      American Tower Corp. Class A*                               13,849
    170      Anaren Microwave, Inc.*                                      3,400
    800      Centillium Communications, Inc.*                            19,792
  1,370      Ciena Corp.*                                                52,059
    560      Comverse Technology, Inc.*                                  31,976
    670      EXFO Electro-Opital Engineering, Inc.*                      10,821
    460      Juniper Networks, Inc.*                                     14,306
  1,400      Motorola, Inc.                                              23,184
  3,350      Nortel Networks Corp. ADR                                   30,452
    960      ONI Systems Corp.*                                          26,784
    660      Powerwave Technologies, Inc.*                                9,570
    520      QUALCOMM, Inc.*                                             30,410
    780      Research in Motion Ltd.*                                    25,155
    740      Sonus Networks, Inc.*                                       17,286
  5,140      Telefonaktiebolaget LM Ericsson AB ADR                      27,859
  1,540      Universal Access, Inc.*                                      9,548
                                                                     ----------
                                                                        380,681
                                                                     ----------
             COMPUTER HARDWARE - 8.8%
  1,680      Brocade Communications Systems, Inc.*                       73,903
  1,190      Compaq Computer Corp.                                       18,433
  3,220      Dell Computer Corp.*                                        84,203
  1,614      Palm, Inc.*                                                  9,797
                                                                     ----------
                                                                        186,336
                                                                     ----------
             COMPUTER SYSTEM SERVICES - 2.5%
    700      Electronic Data Systems Corp.                               43,750
    200      Synopsys, Inc.*                                              9,678
                                                                     ----------
                                                                         53,428
                                                                     ----------
             COMPUTER SOFTWARE & SERVICES - 33.1%
  1,280      Agile Software Corp.*                                       21,760
  1,160      Art Technology Group, Inc.*                                  6,728
  1,150      BEA Systems, Inc.*                                          35,317
    780      Cacheflow, Inc.*                                             3,845
    910      Check Point Software Technologies Ltd.*                     46,019
    850      E.piphany, Inc.*                                             8,636
    590      eBay, Inc.*                                                 40,409
    650      EMC Corp.*                                                  18,883
    980      Intergraph Corp.*                                           15,092
  4,090      Internap Network Services Corp.*                            13,374
  1,410      Interwoven, Inc.*                                           23,829
    340      Intuit, Inc.*                                               13,597
    430      Macromedia, Inc.*                                            7,740
    490      Mercury Interactive Corp.*                                  29,351
    830      Microsoft Corp.*                                            60,590
    600      Netegrity, Inc.*                                            18,000
    880      Netiq Corp.*                                                27,535
  1,120      Nuance Communications, Inc.*                            $   20,182
  2,500      Oracle Corp.*                                               47,500
  1,520      Siebel Systems, Inc.*                                       71,287
  2,010      StorageNetworks, Inc.*                                      34,150
    100      TIBCO Software, Inc.*                                        1,277
  2,710      Tricord Systems, Inc.*                                       7,344
    600      VERITAS Software Corp.*                                     39,918
  3,300      Vignette Corp.*                                             29,271
  3,280      Vitria Technology, Inc.*                                    11,283
  2,230      Yahoo!, Inc.*                                               44,578
                                                                     ----------
                                                                        697,495
                                                                     ----------
             COMPUTERS - NETWORKING - 5.6%
  3,770      Cisco Systems, Inc.*                                        68,614
    450      Emulex Corp.*                                               18,180
  1,210      Foundry Networks, Inc.*                                     24,176
    770      Redback Networks, Inc.*                                      6,868
                                                                     ----------
                                                                        117,838
                                                                     ----------
             CONSUMER STAPLES - 4.8%
  1,900      AOL Time Warner, Inc.*                                     100,700
                                                                     ----------
             ELECTRONICS - SEMICONDUCTORS - 13.5%
  4,540      Agere Systems, Inc. Class A*                                34,050
    450      Alpha Industries, Inc.*                                     13,298
    770      Applied Micro Circuits Corp.*                               13,244
    440      Celestica, Inc.*                                            22,660
    520      GlobeSpan, Inc.*                                             7,592
  1,610      Intel Corp.                                                 47,092
  1,490      Micron Technology, Inc.*                                    61,238
    700      Multilink Technology Corp.*                                 10,010
  3,024      Taiwan Semiconductor Manufacturing Co. Ltd. ADR             45,935
  2,200      United Microelectronics Corp. ADR*                          19,580
    910      Virata Corp.*                                               10,784
                                                                     ----------
                                                                        285,483
                                                                     ----------
             EQUIPMENT - SEMICONDUCTORS - 0.9%
    400      Applied Materials, Inc.*                                    19,640
                                                                     ----------
             FINANCIALS - 0.2%
    220      Instinet Group, Inc.*                                        4,101
                                                                     ----------
TOTAL COMMON STOCKS (COST $2,234,329)                                 2,070,528
                                                                     ----------

RELATED PARTY MONEY MARKET FUND - 3.8%
80,748       First American Prime Obligations Fund (Cost
                $80,748) (b)                                             80,748
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES (COST $2,315,077) (a)                $2,151,276
                                                                     ----------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation                 $ 184,597
   Unrealized depreciation                  (348,398)
                                           ----------
   Net unrealized depreciation             $(163,801)
                                           ----------

(b) This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., which also serves as advisor for this porfolio. See also Notes to Financial Statements.

*Denotes a non-income producing security.

AB   Aktiebolag (Swedish Corp.)
ADR  American Depositary Receipt

See also Notes to Financial Statements.

Mid Cap Growth Portfolio

                                                                         MARKET
SHARES       SECURITY DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------
      (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
COMMON STOCKS - 87.0%
             CAPITAL GOODS - 2.8%
    590      Allied Waste Industries, Inc.*                          $   11,022
     50      American Standard Companies, Inc.*                           3,005
    260      Capstone Turbine Corp.*                                      5,847
     10      Dynegy, Inc.                                                   465
    100      Embraer - Empresa Brasileira de Aeronautica SA ADR           3,905
    110      Precision Castparts Corp.                                    4,116
    150      Thermo Electron Corp.                                        3,303
                                                                     -----------
                                                                         31,663
                                                                     -----------
             CONSUMER DISCRETIONARY - 14.9%
    250      Abercrombie & Fitch Co. Class A*                            11,125
    350      AutoNation, Inc.*                                            4,060
    100      AutoZone, Inc.*                                              3,750
    200      Barnes & Noble, Inc.*                                        7,870
    280      Bed Bath & Beyond, Inc.*                                     8,400
    600      Cendant Corp.*                                              11,699
    250      Cintas Corp.                                                11,563
    150      Emmis Communications Corp. Class A*                          4,613
    590      Family Dollar Stores, Inc.                                  15,121
    120      Harley-Davidson, Inc.                                        5,650
    270      Harrah's Entertainment, Inc.*                                9,531
    110      International Game Technology*                               6,903
    480      J.C. Penney Co.                                             12,652
    200      Mohawk Industries Co.                                        7,040
    100      Office Depot, Inc.                                           1,038
    550      Park Place Entertainment Corp.                               6,655
    210      Reebok International Ltd.                                    6,710
  1,100      Rite Aid Corp.                                               9,900
    110      Toys "R" Us, Inc.                                            2,723
    200      USA Networks, Inc.                                           5,600
    300      Valassis Communications, Inc.                               10,740
    100      Westwood One, Inc.                                           3,685
    100      Williams Sonoma, Inc.                                        3,882
                                                                     -----------
                                                                        170,910
                                                                     -----------
             CONSUMER STAPLES - 2.5%
    590      Charter Communications, Inc.*                               13,776
    310      Radio One, Inc.                                              6,836
    200      Smithfield Foods, Inc.                                       8,060
                                                                     -----------
                                                                         28,672
                                                                     -----------
             ENERGY - 3.8%
    430      Grant Prideco, Inc.*                                         7,521
    270      Kinder Morgan, Inc.                                         13,567
    320      Massey Energy Co.                                            6,323
     80      Nabors Industries, Inc.*                                     2,976
    190      National-Oilwell, Inc.                                       5,092
     70      Noble Drilling Corp.                                         2,293
     80      Santa Fe International Corp.                                 2,320
     60      Smith International, Inc.                                    3,594
                                                                     -----------
                                                                         43,686
                                                                     -----------
             FINANCIALS - 10.0%
    200      ACE Ltd.                                                $    7,818
     50      Ambac Financial Group, Inc.                                  2,910
    150      Capital One Financial Corp.                                  9,000
    100      Concord EFS, Inc.*                                           5,201
    480      Conseco, Inc.                                                6,552
    130      Dime Bancorp, Inc.                                           4,843
    350      Instinet Group, Inc.*                                        6,524
    100      Metris Companies, Inc.                                       3,371
    520      Providian Financial Corp.                                   30,784
    550      Sovereign Bancorp., Inc.                                     7,150
     50      Stilwell Financial, Inc.                                     1,678
    280      TCF Financial Corp.                                         12,967
    100      The BISYS Group, Inc.*                                       5,900
     60      UnumProvident Corp.                                          1,927
     50      XL Capital Ltd.                                              4,105
     60      Zions Bancorporation                                         3,540
                                                                     -----------
                                                                        114,270
                                                                     -----------
             HEALTH CARE - 18.7%
    250      Alkermes, Inc.*                                              8,775
     60      Allergan, Inc.                                               5,130
     50      Andrx Corp.*                                                 3,850
    100      Applera Corp.-- Applied Biosystems Group                     2,675
    100      Biomet, Inc.                                                 4,806
     80      Cephalon, Inc.*                                              5,640
     90      Cytyc Corp.*                                                 2,075
    500      First Health Group Corp.*                                   12,060
    200      Genzyme Corp.*                                              12,200
    350      Health Management Associates, Inc. Class A*                  7,364
    150      Henry Schein, Inc.                                           6,009
    200      Human Genome Sciences, Inc.*                                12,050
    250      ICOS Corp.*                                                 16,000
    270      IDEC Pharmaceuticals Corp.*                                 18,276
    310      IMS Health, Inc.                                             8,835
    100      King Pharmaceuticals, Inc.                                   5,375
    320      Manor Care, Inc.                                            10,160
    200      MedImmune, Inc.                                              9,440
    300      Millennium Pharmaceuticals, Inc.                            10,674
     50      MiniMed, Inc.                                                2,400
    100      Patterson Dental Co.                                         3,000
    100      Protein Design Labs, Inc.                                    8,676
    270      Quest Diagnostics, Inc.                                     20,209
    100      Shire Pharmaceuticals Group PLC ADR                          5,550
    100      Stryker Corp.                                                5,485
     70      Teva Pharmaceutical Industries Ltd. ADR                      4,361
     50      Watson Pharmaceutical, Inc.                                  3,082
                                                                     -----------
                                                                        214,157
                                                                     -----------

                                                               MARKET
SHARES       SECURITY DESCRIPTION                               VALUE
-------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY - 28.8%
  900       ADC Telecommunications, Inc.*                 $    5,940
  300       Advanced Fibre Communication, Inc.*                6,300
  150       Advanced Micro Devices, Inc.*                      4,332
  110       Affiliated Computer Services, Inc. Class  A*       7,910
1,190       Agere Systems, Inc. Class A*                       8,925
  150       Altera Corp.*                                      4,350
  250       Applied Micro Circuits Corp.*                      4,300
  550       Atmel Corp.*                                       7,420
  350       Axcelis Technologies, Inc.*                        5,180
  350       BMC Software, Inc.*                                7,889
   60       Brocade Communications Systems, Inc.*              2,639
  400       Cadence Design Systems, Inc.*                      7,452
  680       Compuware Corp.*                                   9,513
  100       CSG Systems International, Inc.*                   5,676
  300       E.piphany, Inc.*                                   3,048
  500       Earthlink, Inc.*                                   7,050
   50       eBay, Inc.*                                        3,425
  220       Emulex Corp.*                                      8,888
  210       Equifax, Inc.                                      7,703
  350       i2 Technologies, Inc.*                             6,930
  220       Jack Henry & Associates, Inc.                      6,820
  100       Juniper Networks, Inc.*                            3,110
  210       KLA-Tencor Corp.*                                 12,279
  210       L-3 Communications Holdings, Inc.                 16,022
  150       Lam Research Corp.                                 4,448
  250       Lattice Semiconductor Corp.                        6,100
  100       Lexmark International Group, Inc.                  6,725
  200       McData Corp.                                       3,510
  250       National Semiconductor Corp.                       7,280
  100       Novellus Systems, Inc.                             5,679
  400       Nuance Communications, Inc.                        7,208
  150       ONI Systems Corp.                                  4,185
  150       Openwave Systems, Inc.                             5,205
  280       Parametric Technology Corp.                        3,917
  100       PeopleSoft, Inc.                                   4,923
  390       Peregrine Systems, Inc.                           11,310
  300       PMC-Sierra, Inc.                                   9,321
  450       Powerwave Technologies, Inc.                       6,525
  250       Rational Sotware Corp.                             7,013
  250       RF Micro Devices, Inc.                             6,743
  110       Sanmina Corp.                                      2,575
  300       StorageNetworks, Inc.                              5,097
  540       SunGard Data Systems, Inc.                        16,204
  260       Synopsys, Inc.                                    12,581
  200       Teradyne, Inc.                                     6,620
   50       TIBCO Software, Inc.                                 639
  100       VeriSign, Inc.*                                    6,001
1,200       Vignette Corp.                                    10,644
  250       Vitesse Semiconductor Corp.                        5,260
                                                           ---------
                                                             328,814
                                                           ---------
            MATERIALS - 3.4%
  100       Air Products & Chemicals, Inc.                $    4,575
   50       Cabot Microelectronics Corp.                       3,100
  260       Consol Energy, Inc.                                6,578
  310       Martin Marietta Materials, Inc.                   15,341
  590       Pactiv Corp.                                       7,906
   50       Waters Corp.                                       1,381
                                                           ---------
                                                              38,881
                                                           ---------
            TRANSPORTATION - 0.9%
  100       CSX Corp.                                          3,624
  110       Expeditors International of Washington, Inc.       6,600
                                                           ---------
                                                              10,224
                                                           ---------
            UTILITIES - 1.2%
  160       Calpine Corp.*                                     6,048
  100       Mirant Corp.*                                      3,440
  150       Reliant Resources, Inc.                            3,705
                                                           ---------
                                                              13,193
                                                           ---------
TOTAL COMMON STOCKS (COST $946,277)                          994,470
                                                           ---------

RELATED PARTY MONEY MARKET FUND - 13.5%
153,981     First American Prime Obligations Fund
            (Cost $153,981) (b)                              153,981
                                                           ---------
TOTAL INVESTMENTS IN SECURITIES (COST $1,100,258) (a)     $1,148,451
                                                           ---------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation                                     $ 92,234
   Unrealized depreciation                                      (44,041)
                                                               --------
   Net unrealized appreciation                                 $ 48,193
                                                               --------

(b) This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., which also serves as advisor for this portfolio. See also Notes to Financial Statements.

*Denotes a non-income producing security.

ADR      American Depositary Receipt
PLC      Public Limited Corp. (British)
SA       Sociedad Anonyme (French or Swiss Corp.)

See also Notes to Financial Statements.

Small Cap Growth Portfolio

                                                               MARKET
SHARES       SECURITY DESCRIPTION                               VALUE
---------------------------------------------------------------------
 (PERCENTAGES OF EACH INVESTMENT CATAGORY RELATE TO TOTAL NET ASSETS)

COMMON STOCKS - 97.4%
            CAPITAL GOODS - 7.3%
  400       Active Power, Inc.*                           $    6,672
  300       BE Aerospace, Inc.*                                5,715
  300       Electro Scientific Industries, Inc.               11,430
  100       MAXIMUS, Inc.                                      4,009
  400       Rayovac Corp.                                      8,520
  100       Roper Industries, Inc.                             4,175
  500       Steiner Leisure Ltd.                              10,000
  100       Stericycle, Inc.                                   4,695
  250       The Keith Companies, Inc.                          4,350
  200       The Shaw Group, Inc.                               8,020
1,050       Valence Technology, Inc.                           6,752
  150       Waste Connections, Inc.                            5,400
                                                           ---------
                                                              79,738
                                                           ---------
            CONSUMER DISCRETIONARY - 13.8%
  150       Abercrombie & Fitch Co. Class A*                   6,675
  100       Anchor Gaming*                                     6,462
  350       Borders Group, Inc.*                               7,840
  150       Cheap Tickets, Inc.*                               2,265
  200       Christopher & Banks Corp.*                         6,520
  100       Copart, Inc.*                                      2,925
  100       Cost Plus, Inc.*                                   3,000
  400       Dal-Tile International, Inc.*                      7,420
   50       Direct Focus, Inc.*                                2,375
  250       Duane Reade, Inc.*                                 8,125
   50       Ethan Allen Interiors, Inc.                        1,625
  350       Genesco, Inc.                                     11,760
   50       Group 1 Automotive, Inc.                           1,480
  100       IMPCO Technologies, Inc.                           3,535
  150       Micheals Stores, Inc.                              6,150
  300       Reebok International Ltd.                          9,585
1,050       Service Corporation International                  6,678
  400       Six Flags, Inc.                                    8,416
  150       Sonic Automotive, Inc.                             2,865
  200       The Yankee Candle Co.                              3,798
  250       Too, Inc.                                          6,850
  250       Tweeter Home Entertainment Group, Inc.             8,825
  250       United Rentals, Inc.                               6,488
  300       ValueVision International, Inc. Class A            6,525
  350       Vans, Inc.                                         8,225
  250       Ventiv Health, Inc.                                5,160
                                                           ---------
                                                             151,572
                                                           ---------
            CONSUMER STAPLES - 4.6%
  450       Buca, Inc.*                                        9,787
  250       CEC Entertainment, Inc.*                          12,337
  150       Constellation Brands, Inc.*                        6,150
  200       Insight Communications Co., Inc.                   5,000
  160       O'Charley's, Inc.                                  3,101
  150       Panera Bread Co. Class A                           4,736
  200       Radio One, Inc.                                    4,410
  150       Sonic Corp.                                        4,760
                                                           ---------
                                                              50,281
                                                           ---------
            ENERGY - 8.5%
  400       Chesapeake Energy Corp.*                      $    2,720
  100       Evergreen Resources, Inc.                          3,800
  100       FMC Technologies, Inc.                             2,065
  350       FuelCell Energy, Inc.                              8,081
  750       Grey Wolf, Inc.                                    3,000
  300       Headwaters, Inc.                                   4,800
  350       Horizon Offshore, Inc.                             4,725
  350       Key Energy Services, Inc.                          3,794
  150       Lone Star Technologies, Inc.                       5,430
  150       National-Oilwell, Inc.                             4,020
  700       Oil States International, Inc.                     6,454
  100       Patterson-UTI Energy, Inc.                         1,787
  200       Peabody Energy Corp.                               6,550
  350       Pioneer Natural Resources Co.                      5,968
  190       Precision Drilling Corp.                           5,936
  150       Spinnaker Exploration Co.                          5,979
  100       Tom Brown, Inc.*                                   2,400
  200       Universal Compression Holdings, Inc.               5,680
  100       Veritas DGC, Inc.                                  2,775
  350       W-H Energy Services, Inc.                          6,650
                                                           ---------
                                                              92,614
                                                           ---------
            FINANCIALS - 7.5%
  150       Affiliated Managers Group, Inc.*                   9,225
  300       AmeriCredit Corp.*                                15,585
  200       Banknorth Group, Inc.                              4,530
  200       Commerce Bancorp, Inc.                            14,020
  200       East West Bancorp, Inc.                            5,400
  150       Eaton Vance Corp.                                  5,220
  150       Metris Companies, Inc.                             5,057
  200       Odyssey Re Holdings Corp.                          3,614
  200       The Phoenix Companies, Inc.                        3,720
  350       The Profit Recovery Group International, Inc.      4,011
  200       W.R. Berkley Corp.                                 8,284
  100       Webster Financial Corp.                            3,278
                                                           ---------
                                                              81,944
                                                           ---------
            HEALTH CARE - 22.0%
  200       AdvancePCS                                        12,809
  150       Albany Molecular Research, Inc.*                   5,702
  250       American Medical Systems Holdings, Inc.*           3,838
  150       AmeriSource Health Corp. Class A*                  8,295
  200       AmSurg Corp. Class A*                              5,910
  300       Apogent Technologies, Inc. ADR*                    7,380
  200       Apria Healthcare Group, Inc.*                      5,770
  300       Arena Pharmaceuticals, Inc.*                       9,147
   50       Aviron*                                            2,850
  450       Bergen Brunswig Corp. Class A                      8,649
1,200       Caremark Rx, Inc.*                                19,739
   50       CIMA Labs, Inc.*                                   3,925
  350       Covance, Inc.*                                     7,928
  100       CuraGen Corp.*                                     3,640
  300       DaVita, Inc.*                                      6,099
  100       Diagnostic Products Corp.                          3,320
  150       Enzon, Inc.                                        9,374
  100       ESC Medical Systems Ltd.                           2,885
  150       Genta, Inc.                                        2,009
  250       Haemonetics Corp.                                  7,625
  250       Inhale Therapeutic Systems, Inc.                   5,750
  100       Myriad Genetics, Inc.                              6,332
  200       Noven Pharmaceuticals, Inc.                        7,840
   50       Ocular Sciences, Inc.                              1,270
   50       Pediatrix Medical Group, Inc.                      1,660
  100       Pharmaceutical Product Development, Inc.           3,051


                                                              MARKET
SHARES       SECURITY DESCRIPTION                              VALUE
---------------------------------------------------------------------
  300       Priority Healthcare Corp. Class B             $    8,484
  200       Renal Care Group, Inc.                             6,578
  250       Respironics, Inc.                                  7,440
  200       Scios, Inc.                                        5,002
  200       Select Medical Corp.                               4,000
  300       Serologicals Corp.                                 6,402
  450       STERIS Corp.                                       9,023
  250       The Medical Co.                                    5,123
  200       Transkaryotic Therapies, Inc.                      5,890
  200       Urologix, Inc.                                     3,662
   14       Ventana Medical Systems, Inc.                        441
  950       XOMA Ltd.                                         16,206
                                                           ---------
                                                             241,048
                                                           ---------
            INFORMATION TECHNOLOGY - 28.6%
  250       Activision, Inc.*                                  9,812
  750       Actuate Corp.*                                     7,163
  350       Agile Software Corp.*                              5,950
  250       Alliance Data Systems Corp.*                       3,750
  350       Anaren Microwave, Inc.*                            7,000
  100       Anixter International, Inc.*                       3,070
  200       Aspen Technology, Inc.*                            4,840
  250       Asyst Technologies, Inc.*                          3,375
  350       Axcelis Technologies, Inc.*                        5,180
  300       Caliper Technologies Corp.*                        6,315
  420       Centillium Communications, Inc.*                  10,390
  550       Clarent Corp.*                                     5,055
  200       Cohu, Inc.                                         4,500
  850       Concurrent Computer Corp.*                         5,950
  350       eFunds Corp.*                                      6,510
  200       Electronics for Imaging, Inc.                      5,900
  300       eSpeed, Inc. Class A                               6,600
  150       FEI Co.                                            6,150
  250       Foundry Networks, Inc.                             4,995
  300       Helix Technology Corp.                             9,144
  150       Informatica Corp.                                  2,604
  200       Insituform Technologies, Inc.                      7,300
  450       Intergraph Corp.                                   6,930
  150       IntraNet Solutions, Inc.                           5,708
  150       Investment Technology Group, Inc.                  7,544
  550       Kulicke & Soffa Industries, Inc.                   9,437
  400       Legato Systems, Inc.                               6,380
  350       LTX Corp.                                          8,946
  200       MatrixOne, Inc.                                    4,638
  350       Mentor Graphics Corp.                              6,125
  100       Microsemi Corp.                                    7,100
  250       Microtune, Inc.                                    5,500
  350       MKS Instruments, Inc.                             10,079
  300       Multilink Technology Corp.                         4,290
  150       Netegrity, Inc.                                    4,500
  300       Pemstar, Inc.                                      4,404
  250       Perot Systems Corp. Class A                        4,525
  250       PLATO Learning, Inc.                               7,738
  550       Proxim, Inc.                                       7,755
  650       S1 Corp.                                           9,100
  350       SeeBeyond Tech Corp.                               4,200
  400       StorageNetworks, Inc.                              6,796
  300       SureBeam Corp. Class A                             5,136
  250       The Titan Corp.                                    5,725
  600       The TriZetto Group, Inc.                           5,550
  100       THQ, Inc.                                          5,963
  300       Ultratech Stepper, Inc.                            7,695
  100       Varian Semiconductor Equipment Associates, Inc.    4,200
  550       Virata Corp.                                       6,518
  900       WatchGuard Technolgies, Inc.                       9,224
                                                           ---------
                                                             313,259
                                                           ---------
            MATERIALS - 2.4%
  400       Arch Coal, Inc.                               $   10,348
  100       OM Group, Inc.                                     5,625
  200       Reliance Steel & Aluminum Co.                      5,050
  400       Steel Dynamics, Inc.                               5,000
                                                           ---------
                                                              26,023
                                                           ---------
            TELECOMMUNICATION SERVICES - 0.5%
  100       AirGate PCS, Inc.*                                 5,200
                                                           ---------
            TRANSPORTATION - 1.7%
  300       Atlantic Coast Airlines Holdings, Inc.*            8,997
  400       General Maritime Corp.*                            5,840
  150       SkyWest, Inc.                                      4,200
                                                           ---------
                                                              19,037
                                                           ---------
            UTILITIES - 0.5%
  150       Western Gas Resources, Inc.                        4,890
                                                           ---------
TOTAL COMMON STOCKS (COST $973,129)                        1,065,606
                                                           ---------

RELATED PARTY MONEY MARKET FUND - 2.8%
30,407      First American Prime Obligations Fund
              (Cost $30,407) (b)                              30,407
                                                           ---------
TOTAL INVESTMENTS IN SECURITIES (COST $1,003,536) (a)     $1,096,013
                                                           ---------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation                                     $144,546
   Unrealized depreciation                                      (52,069)
                                                               --------
   Net unrealized appreciation                                 $ 92,477
                                                               --------

(b) This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., which also serves as advisor for this portfolio. See also Notes to Financial Statements.

  *Denotes a non-income producing security.

ADR American Depositary Receipt

See also Notes to Financial Statements.